Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income
Schedule of accumulated other comprehensive income

		Net change in
		unrealized
		(losses)/gains on
	Foreign currency	available-for-
	translation	sale debt
	difference	securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2021	(2,519,900)	—	(2,519,900)
Cumulative effect of accounting change	136,096	—	136,096
Balances as of January 1, 2022	(2,383,804)	—	(2,383,804)
Other comprehensive income/(loss)	5,724,208	(18,166)	5,706,042
Balances as of December 31, 2022	3,340,404	(18,166)	3,322,238
Other comprehensive income	1,332,984	68,538	1,401,522
Balances as of December 31, 2023	4,673,388	50,372	4,723,760
Other comprehensive income	2,605,982	494,803	3,100,785
Balances as of December 31, 2024	7,279,370	545,175	7,824,545
Balances as of December 31, 2024 (US$)	997,269	74,689	1,071,958